Loan Servicing - Principal Balances of Mortgage Loans at Year-End (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loan Activity [Line Items]
Mortgage loans serviced for Freddie Mac	$ 10,433	$ 13,086